4. Property and Equipment	9 Months Ended	12 Months Ended
	Feb. 28, 2017	May 31, 2016
Property, Plant and Equipment [Abstract]
Property and Equipment

Property consists of equipment purchased for the production of revenues. As of:

	February 28,	May 31,
	2017	2016
Equipment	$1,099	$1,295
Less accumulated depreciation	848	758
Equipment, net	$251	$537

Assets are depreciated over their useful lives beginning when placed in service. Depreciation expense was $205 and $758 for the nine months ended February 28, 2017 and the year ended May 31, 2016, respectively.

Property consists of equipment purchased for the production of revenues. As of:

	May 31,	May 31,
	2016	2015
Equipment	1,295	1,353
Less accumulated depreciation	758	472
Equipment, net	537	881

Assets are depreciated over their useful lives beginning when placed in service. Depreciation expense was $331 and $351 for the year ended May 31, 2016 and the year ended May 31, 2015, respectively.